Net investment income (Table)	12 Months Ended
Dec. 31, 2019
6. Net investment income
Net investment income
	2019	2018	2017
	£m	£m	£m
Net gains from financial instruments mandatorily at fair value	510	226	-
Net gains from disposal of debt instruments at fair value through other comprehensive income	502	158	-
Net gains from disposal of financial assets and liabilities measured at amortised cost[a]	257	38	147
Dividend income	76	91	48
Net (losses)/gains on other investments	(214)	72	30
Net gains from financial instruments designated at fair value[b]	-	-	338
Net gains from disposal of available for sale investments[c]	-	-	298
Net investment income	1,131	585	861

Notes

a Included within the 2019 balance of £257m are gains of £170m relating to the sale of debt securities as part of the Group’s Treasury operations.

b Following the adoption of IFRS 9 in 2018, gains or losses on financial assets designated at fair value to eliminate or reduce an accounting mismatch are recognised within net trading income lines.

c Following the adoption of IFRS 9 in 2018, available for sale classification is no longer applicable.